Related Party (Details) - Schedule of Director's Renumeration - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Director's Remuneration [Line Items]
Total	$ 606	$ 315
Remuneration in respect of services as directors [Member]
Schedule of Director's Remuneration [Line Items]
Total	606	315
Remuneration in respect to long term incentive schemes [Member]
Schedule of Director's Remuneration [Line Items]
Total